Business Combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	May 31, 2025	Jun. 30, 2025	[1]	Dec. 31, 2024	[1]
Suzhou Tinghaozhu [Member]
Business Combination [Line Items]
Equity interest percentage	35.00%			30.00%
Suzhou Tinghaozhu [Member]
Business Combination [Line Items]
Cash consideration (in Yuan Renminbi)	¥ 500

[1]	The Group invested in Chunyu in 2024. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 89.95% of its total equity.